As filed with the Securities and Exchange Commission on December 23, 2015

Securities Act File No. 33-54126

Investment Company Act File No. 811-07332

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 200	☒
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 204	☒
(Check appropriate box or boxes)

BLACKROCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

400 Howard Street

San Francisco, California 94105

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code (800) 441-7762

John M. Perlowski

BlackRock Funds III

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

John A. MacKinnon, Esq.	Benjamin Archibald, Esq.
Sidley Austin LLP	BlackRock Advisors, LLC
787 Seventh Avenue	55 East 52nd Street
New York, New York 10019-6018	New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Master Investment Portfolio has also executed this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on December 23, 2015.

BLACKROCK FUNDS III (REGISTRANT)
ON BEHALF OF
BLACKROCK LIFEPATH® RETIREMENT FUND,
BLACKROCK LIFEPATH® 2020 FUND,
BLACKROCK LIFEPATH® 2025 FUND,
BLACKROCK LIFEPATH® 2030 FUND,
BLACKROCK LIFEPATH® 2035 FUND,
BLACKROCK LIFEPATH® 2040 FUND,
BLACKROCK LIFEPATH® 2045 FUND,
BLACKROCK LIFEPATH® 2050 FUND, AND
BLACKROCK LIFEPATH® 2055 FUND

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	December 23, 2015
John M. Perlowski

/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	December 23, 2015
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

COLLETTE CHILTON*	Trustee
Collette Chilton

FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

MARK STALNECKER*	Trustee
Mark Stalnecker

KENNETH L. URISH *	Trustee
Kenneth L. Urish

FREDERICK W. WINTER *	Trustee
Frederick W. Winter

BARBARA G. NOVICK*	Trustee
Barbara G. Novick

*By:	/S/ BENJAMIN ARCHIBALD	December 23, 2015
Benjamin Archibald (Attorney-in-Fact)

SIGNATURES

Master Investment Portfolio has duly caused this Post-Effective Amendment to the Registration Statement of BlackRock Funds III to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on December 23, 2015.

MASTER INVESTMENT PORTFOLIO ON BEHALF OF LIFEPATH® RETIREMENT MASTER PORTFOLIO, LIFEPATH® 2020 MASTER PORTFOLIO,

LIFEPATH® 2025 MASTER PORTFOLIO,

LIFEPATH® 2030 MASTER PORTFOLIO,

LIFEPATH® 2035 MASTER PORTFOLIO,

LIFEPATH® 2040 MASTER PORTFOLIO,

LIFEPATH® 2045 MASTER PORTFOLIO,

LIFEPATH® 2050 MASTER PORTFOLIO AND

LIFEPATH® 2055 MASTER PORTFOLIO

By	/s/ JOHN M. PERLOWSKI
John M. Perlowski President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement of BlackRock Funds III has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	December 23, 2015
John M. Perlowski
/S/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	December 23, 2015
Neal J. Andrews

DAVID O. BEIM*	Trustee
David O. Beim

COLLETTE CHILTON*	Trustee
Collette Chilton

FRANK J. FABOZZI*	Trustee
Frank J. Fabozzi

DR. MATINA S. HORNER*	Trustee
Dr. Matina S. Horner

RODNEY D. JOHNSON*	Trustee
Rodney D. Johnson

HERBERT I. LONDON*	Trustee
Herbert I. London

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

JOSEPH P. PLATT*	Trustee
Joseph P. Platt

ROBERT C. ROBB, JR.*	Trustee
Robert C. Robb, Jr.

TOBY ROSENBLATT*	Trustee
Toby Rosenblatt

MARK STALNECKER*	Trustee
Mark Stalnecker

KENNETH L. URISH *	Trustee
Kenneth L. Urish

FREDERICK W. WINTER *	Trustee
Frederick W. Winter

BARBARA G. NOVICK*	Trustee
Barbara G. Novick

*By:	/S/ BENJAMIN ARCHIBALD	December 23, 2015
Benjamin Archibald (Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase